Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 25, 2019
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 25, 2019
Prospectus Date	rr_ProspectusDate	Dec. 25, 2019
AdvisorShares Dorsey Wright FSM US Core ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM US Core ETF | AdvisorShares Dorsey Wright FSM US Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWUS
AdvisorShares Dorsey Wright FSM All Cap World ETF (Prospectus Summary) | AdvisorShares Dorsey Wright FSM All Cap World ETF | AdvisorShares Dorsey Wright FSM All Cap World ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWAW
AdvisorShares Dorsey Wright Alpha Equal Weight ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Alpha Equal Weight ETF | AdvisorShares Dorsey Wright Alpha Equal Weight ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWEQ